Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Depreciation	$ 21.8	$ 21.3	$ 16.4
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	5 years
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years